UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Kennedy Capital ESG SMID Cap Fund

(Institutional Class: KESGX)

SEMI-ANNUAL REPORT

JUNE 30, 2021

Kennedy Capital ESG SMID Cap Fund

A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Expense Example	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the Kennedy Capital ESG SMID Cap Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.kennedycapital.com

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.0%
	CONSUMER DISCRETIONARY — 11.7%
1,318	America's Car-Mart, Inc.*	$186,787
2,185	Brunswick Corp.	217,670
3,793	Callaway Golf Co.	127,938
1,972	Columbia Sportswear Co.	193,966
352	Deckers Outdoor Corp.*	135,193
4,551	Gentex Corp.	150,592
1,186	Hasbro, Inc.	112,101
3,790	LKQ Corp.*	186,544
437	Pool Corp.	200,434
2,797	PulteGroup, Inc.	152,632
2,886	Terminix Global Holdings, Inc.*	137,691
383	Ulta Beauty, Inc.*	132,430
327	Vail Resorts, Inc.*	103,502
		2,037,480
	CONSUMER STAPLES — 3.4%
1,725	Bunge, Ltd.1	134,809
3,138	elf Beauty, Inc.*	85,165
1,326	Lamb Weston Holdings, Inc.	106,955
7,244	Mission Produce, Inc.*	150,023
3,288	U.S. Foods Holding Corp.*	126,128
		603,080
	ENERGY — 0.7%
2,135	DMC Global, Inc.*	120,008
	FINANCIALS — 14.7%
938	Assurant, Inc.	146,497
3,833	BankUnited, Inc.	163,631
3,377	Brown & Brown, Inc.	179,454
3,491	Cannae Holdings, Inc.*	118,380
6,484	ConnectOne Bancorp, Inc.	169,686
7,464	First Foundation, Inc.	168,015
1,578	Globe Life, Inc.	150,304
2,830	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	158,904
2,521	HomeStreet, Inc.	102,706
1,324	LPL Financial Holdings, Inc.	178,713
4,360	PacWest Bancorp	179,458
2,693	Texas Capital Bancshares, Inc.*	170,979
6,711	Umpqua Holdings Corp.	123,818
3,252	Voya Financial, Inc.	199,998
1,496	Walker & Dunlop, Inc.	156,152
2,561	Wintrust Financial Corp.	193,688
		2,560,383
1

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE — 13.9%
12,258	Ardelyx, Inc.*	$92,916
2,206	Axonics, Inc.*	139,882
811	Catalent, Inc.*	87,685
594	Charles River Laboratories International, Inc.*	219,732
150	Chemed Corp.	71,175
2,830	Encompass Health Corp.	220,825
711	Exact Sciences Corp.*	88,384
1,042	Fate Therapeutics, Inc.*	90,435
3,951	Halozyme Therapeutics, Inc.*	179,415
1,020	ICON PLC*,1	210,844
715	ICU Medical, Inc.*	147,147
650	Intellia Therapeutics, Inc.*	105,242
1,634	Ionis Pharmaceuticals, Inc.*	65,180
3,528	Iovance Biotherapeutics, Inc.*	91,799
9,101	NextGen Healthcare, Inc.*	150,986
1,258	Omnicell, Inc.*	190,524
586	Reata Pharmaceuticals, Inc. - Class A*	82,937
625	Repligen Corp.*	124,762
3,189	Sutro Biopharma, Inc.*	59,284
		2,419,154
	INDUSTRIALS — 19.9%
6,375	Array Technologies, Inc.*	99,450
685	Axon Enterprise, Inc.*	121,108
507	Chart Industries, Inc.*	74,184
1,669	EnPro Industries, Inc.	162,143
380	Generac Holdings, Inc.*	157,757
1,218	Gibraltar Industries, Inc.*	92,946
5,963	Harsco Corp.*	121,765
950	HEICO Corp. - Class A	117,971
1,728	Hillenbrand, Inc.	76,170
761	IDEX Corp.	167,458
1,018	John Bean Technologies Corp.	145,187
2,902	Maxar Technologies, Inc.	115,848
2,112	Mercury Systems, Inc.*	139,983
1,303	Middleby Corp.*	225,758
839	Nordson Corp.	184,169
3,737	Spirit AeroSystems Holdings, Inc., Class A	176,349
3,316	Stem, Inc.*	119,409
790	Teledyne Technologies, Inc.*	330,876
3,570	Titan Machinery, Inc.*	110,456
1,083	TransUnion	118,924
1,633	UFP Industries, Inc.	121,397
497	United Rentals, Inc.*	158,548
2

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
1,439	Valmont Industries, Inc.	$339,676
		3,477,532
	INFORMATION TECHNOLOGY — 18.5%
1,649	Blackline, Inc.*	183,484
2,973	Bottomline Technologies de, Inc.*	110,239
7,927	Cloudera, Inc.*	125,722
1,155	CyberArk Software Ltd.*,1	150,462
917	Euronet Worldwide, Inc.*	124,116
548	Everbridge, Inc.*	74,572
2,804	Kulicke & Soffa Industries, Inc.	171,605
2,237	LivePerson, Inc.*	141,468
5,020	ON Semiconductor Corp.*	192,166
1,572	OSI Systems, Inc.*	159,778
837	Paylocity Holding Corp.*	159,700
2,421	Perficient, Inc.*	194,697
927	SYNNEX Corp.	112,871
1,431	Teradyne, Inc.	191,697
2,511	Trimble, Inc.*	205,475
360	Tyler Technologies, Inc.*	162,853
7,768	Unisys Corp.*	196,608
6,139	Vishay Precision Group, Inc.*	208,971
2,354	WNS Holdings Ltd. ADR*,1	188,014
7,624	Xperi Holding Corp.	169,558
		3,224,056
	MATERIALS — 3.2%
2,688	Avient Corp.	132,142
2,003	Ingevity Corp.*	162,964
1,092	Minerals Technologies, Inc.	85,908
1,137	Reliance Steel & Aluminum Co.	171,573
		552,587
	REAL ESTATE — 8.8%
2,622	American Campus Communities, Inc. - REIT	122,500
1,071	Camden Property Trust - REIT	142,090
2,072	CyrusOne, Inc. - REIT	148,189
3,364	Duke Realty Corp., REIT	159,285
1,061	EastGroup Properties, Inc. - REIT	174,481
9,956	Global Medical REIT, Inc. - REIT	146,951
852	Jones Lang LaSalle, Inc.*	166,532
11,406	Macerich Co.	208,159
2,484	National Retail Properties, Inc. - REIT	116,450
919	Sun Communities, Inc. - REIT	157,517
		1,542,154
3

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 2.2%
4,181	Essential Utilities, Inc.	$191,072
2,681	Spire, Inc.	193,756
		384,828
	TOTAL COMMON STOCKS
	(Cost $15,571,593)	16,921,262

Principal Amount
	SHORT-TERM INVESTMENTS — 4.6%
$805,736	UMB Money Market Fiduciary, 0.01%2	805,736
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $805,736)	805,736
	TOTAL INVESTMENTS — 101.6%
	(Cost $16,377,329)	17,726,998
	Liabilities in Excess of Other Assets — (1.6)%	(277,175)
	NET ASSETS — 100.0%	$17,449,823

REIT – Real Estate Investment Trusts

PLC – Public Limited Company

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

4

Kennedy Capital ESG SMID Cap Fund

SUMMARY OF INVESTMENTS

As of June 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	19.9%
Information Technology	18.5%
Financials	14.7%
Health Care	13.9%
Consumer Discretionary	11.7%
Real Estate	8.8%
Consumer Staples	3.4%
Materials	3.2%
Utilities	2.2%
Energy	0.7%
Total Common Stocks	97.0%
Short-Term Investments	4.6%
Total Investments	101.6%
Liabilities in Excess of Other Assets	(1.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

5

Kennedy Capital ESG SMID Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $16,377,329)	$17,726,998
Receivables:
Investment securities sold	54,661
Dividends and interest	9,418
Prepaid expenses	22,929
Total assets	17,814,006

Liabilities:
Payables:
Investment securities purchased	290,197
Due to Advisor	36,015
Fund administation and accounting fees	11,310
Transfer agent fees and expenses	2,845
Custody fees	1,376
Auditing fees	7,714
Trustees' deferred compensation (Note 3)	7,174
Legal fees	3,506
Chief Compliance Officer fees	1,500
Trustees' fees and expenses	1,402
Accrued other expenses	1,144
Total liabilities	364,183

Net Assets	$17,449,823

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$15,753,047
Total distributable earnings	1,696,776
Net Assets	$17,449,823

Maximum Offering Price per Share:
Institutional:
Net assets applicable to shares outstanding	$17,449,823
Shares of beneficial interest issued and outstanding	1,141,149
Net asset value, offering and redemption price per share	$15.29

See accompanying Notes to Financial Statements.

6

Kennedy Capital ESG SMID Cap Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $4)	$36,699
Interest	15
Total investment income	36,714

Expenses:
Advisory fees	39,972
Fund administation and accounting fees	41,298
Transfer agent fees and expenses	12,252
Custody fees	5,733
Registration fees	14,550
Auditing fees	7,438
Chief Compliance Officer fees	7,243
Legal fees	7,235
Trustees' fees and expenses	7,026
Miscellaneous	2,548
Shareholder reporting fees	2,494
Insurance fees	1,422
Total expenses	149,211
Advisory fees waived	(39,972)
Other expenses reimbursed	(63,719)
Fees paid indirectly (Note 3)	(1,819)
Net expenses	43,701
Net investment loss	(6,987)

Realized and Unrealized Gain:
Net realized gain on investments	355,058
Net change in unrealized appreciation/depreciation on investments	878,816
Net realized and unrealized gain	1,233,874

Net Increase in Net Assets from Operations	$1,226,887

See accompanying Notes to Financial Statements.

7

Kennedy Capital ESG SMID Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(6,987)	$286
Net realized gain on investments	355,058	7,280
Net change in unrealized appreciation/depreciation on investments	878,816	357,646
Net increase in net assets resulting from operations	1,226,887	365,212

Distributions to Shareholders:
Institutional Class	-	(3,550)
Total distributions to shareholders	-	(3,550)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	9,854,675	4,613,296
Reinvestment of distributions:
Institutional Class	-	3,550
Cost of shares redeemed:
Institutional Class	-	(30)
Net increase in net assets from capital transactions	9,854,675	4,616,816

Total increase in net assets	11,081,562	4,978,478

Net Assets:
Beginning of period	6,368,261	1,389,783
End of period	$17,449,823	$6,368,261
Capital Share Transactions:
Shares sold:
Institutional Class	655,238	357,674
Shares reinvested:
Institutional Class	-	281
Shares redeemed:
Institutional Class	-	(3)
Net increase in capital share transactions	655,238	357,952

See accompanying Notes to Financial Statements.

8

FINANCIAL HIGHLIGHTS

Kennedy Capital ESG SMID Cap Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Period June 28, 2019* through December 31, 2019
Net asset value, beginning of period	$13.11	$10.86	$10.00
Income from Investment Operations:
Net investment income (loss) [1]	(0.01)	- [2]	0.01
Net realized and unrealized gain	2.19	2.28	0.87
Total from investment operations	2.18	2.28	0.88

Less Distributions:
From net investment income	-	(0.03)	(0.02)

Net asset value, end of period	$15.29	$13.11	$10.86

Total return[3]	16.63%[4]	20.98%	8.83%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,450	$6,368	$1,390

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.80%[5]	15.92%	19.45%[5]
After fees waived and expenses absorbed	0.82%[5]	0.82%	0.82%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.11)%[5]	(15.08)%	(18.53)%[5]
After fees waived and expenses absorbed	(0.13)%[5]	0.02%	0.10%[5]
Portfolio turnover rate	25%[4]	63%	27%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

9

Kennedy Capital ESG SMID Cap Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1 – Organization

Kennedy Capital ESG SMID Cap Fund (the ‘‘Fund”) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on June 28, 2019. The Fund’s Investor Class shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

10

Kennedy Capital ESG SMID Cap Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2021 (Unaudited)

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open period June 28, 2019 (commencement of operations) through December 31, 2019, and as of and during the year ended December 31, 2020, and as of and during the six months ended June 30, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income annually and net capital gains, if any, at least annually, typically in December. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

11

Kennedy Capital ESG SMID Cap Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2021 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Kennedy Capital Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) does not exceed 0.82% of the average daily net assets of the Institutional Class shares of the Fund. This agreement is in effect until April 30, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended June 30, 2021, the Advisor waived advisory fees and absorbed other expenses totaling $103,691. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At June 30, 2021, the amount of these potentially recoverable expenses was $438,940. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

2022	$110,431
2023	224,818
2024	103,691
Total	$438,940

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2021, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations. A portion of the fees were paid by the Trust's Co-Administrators. Such amount is shown as a reduction of expenses, "Fees paid indirectly", on the Statement of Operations.

12

Kennedy Capital ESG SMID Cap Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2021 (Unaudited)

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and will be disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income will be included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2021, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2021, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$16,384,502

Gross unrealized appreciation	1,812,041
Gross unrealized depreciation	(469,545)

Net unrealized appreciation on investments	$1,342,496

The difference between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$240
Undistributed long-term gains	10,977
Tax accumulated earnings	11,217

Accumulated capital and other losses	-
Unrealized appreciation on investments	463,680
Unrealized deferred compensation	(5,008)
Total accumulated earnings	$469,889
13

Kennedy Capital ESG SMID Cap Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2021 (Unaudited)

The tax character of the distributions paid during the fiscal year ended December 31, 2020 and the period June 28, 2019 (commencement of operations) through December 31, 2019 were as follows:

Distributions paid from:	2020	2019
Ordinary income	$3,550	$2,809
Net long-term capital gains	-	-
Total distributions paid	$3,550	$2,809

Note 5 – Investment Transactions

For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments, were $12,051,965 and $2,661,686, respectively.

Note 6 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Investor Class shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Investor Class shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Investor Class shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. As of June 30, 2021, the Investor Class shares had not commenced operations. Institutional Class shares are not subject to any distribution or service fees under the plan.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
14

Kennedy Capital ESG SMID Cap Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2021 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$16,921,262	$-	$-	$16,921,262
Short-Term Investments	805,736	-	-	805,736
Total Assets	$17,726,998	$-	$-	$17,726,998

[1]	For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 9 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invest and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 10 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

15

Kennedy Capital ESG SMID Cap Fund

EXPENSE EXAMPLE

For the Six Months Ended June 30, 2021 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	1/1/21	6/30/21	1/1/21 – 6/30/21
Actual Performance*	$ 1,000.00	$1,166.30	$ 4.40
Hypothetical (5% annual return before expenses)	1,000.00	1,020.73	4.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.82%, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.
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Kennedy Capital ESG SMID Cap Fund

A series of Investment Managers Series Trust II

Investment Advisor

Kennedy Capital Management, Inc.

10829 Olive Boulevard, Suite 100
St. Louis, Missouri 63141

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Kennedy Capital ESG SMID Cap Fund – Institutional Class	KESGX	46141T 562

Privacy Principles of the Kennedy Capital ESG SMID Cap Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Kennedy Capital ESG SMID Cap Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 882-8825 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 882-8825 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (877) 882-8825.

Kennedy Capital ESG SMID Cap Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (877) 882-8825

Item 1. Report to Stockholders (Continued).

(a)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	9/08/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	9/08/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/08/2021